Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 330,000.00
Previously Paid Amount	0.00
Total Fee Amount	28.71
Total Offset Amount	0.00
Net Fee	28.71
Narrative - Max Aggregate Offering Price	$ 330,000.00
Final Prospectus	true